Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Expected statutory income tax rate	35.00%	35.00%	35.00%
Increase/(decrease)
State and local income taxes, net of Federal benefit	2.20%	2.10%	2.10%
Other	(1.00%)	0.00%	0.60%
Effective tax rate (excluding noncontrolling interests)	36.20%	37.10%	37.70%
Income attributable to noncontrolling interests	(0.40%)	(1.20%)	(0.60%)
Effective tax rate per Consolidated Statements of Income	35.80%	35.90%	37.10%